Condensed Consolidated Interim Income Statement (Unaudited) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 29, 2018	Jun. 30, 2017	Jun. 29, 2018	Jun. 30, 2017
Profit or loss [abstract]
Revenue	€ 3,057	€ 3,054	€ 5,435	€ 5,436
Cost of sales	(1,850)	(1,853)	(3,341)	(3,321)
Gross profit	1,207	1,201	2,094	2,115
Selling and distribution expenses	(565)	(553)	(1,070)	(1,047)
Administrative expenses	(224)	(232)	(419)	(433)
Operating profit	418	416	605	635
Finance income	10	11	23	25
Finance costs	(34)	(38)	(68)	(76)
Total finance costs, net	(24)	(27)	(45)	(51)
Non-operating items	0	0	0	0
Profit before taxes	394	389	560	584
Taxes	(101)	(91)	(143)	(139)
Profit after taxes	€ 293	€ 298	€ 417	€ 445
Basic earnings per share (in EUR per share)	€ 0.60	€ 0.61	€ 0.86	€ 0.92
Diluted earnings per share (in EUR per share)	€ 0.60	€ 0.61	€ 0.85	€ 0.91